Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Debt

	Term Loans
Issue Date/ Refinancing Date		Maturity Date	Drawn Amount	December 31, 2023	December 31, 2024
March 2023		January 2032	70,000,000	—	66,719,215
May 2016		December 2025	65,650,000	21,234,160	19,161,840
March 2017		April 2026	70,787,500	42,343,739	—
August 2021		August 2026	60,000,000	29,260,092	—
December 2021		January 2028	59,400,000	31,279,000	—

Total				124,116,991	85,881,055

Current portion of long-term debt				16,863,076	23,537,305
Long-term debt				107,253,915	62,343,750

Total debt				124,116,991	85,881,055

Current portion of deferred finance charges				238,603	203,491
Deferred finance charges non-current				335,740	787,895

Total deferred finance charges				574,343	991,386

Total debt				124,116,991	85,881,055
Less: Total deferred finance charges				574,343	991,386

Total debt, net of deferred finance charges				123,542,648	84,889,669

Less: Current portion of long-term debt, net of current portion of deferred finance charges				16,624,473	23,333,814

Long-term debt				106,918,176	61,555,855

Schedule of Maturities of Long-term Debt
The annual principal payments to be made, for the abovementioned loans, after December 31, 2024, are as follows:

December 31,	Amount
2025	23,537,305
2026	4,375,000
2027	4,375,000
2028	4,375,000
Thereafter	49,218,750

Total	85,881,055